Equity Accounted Investments	12 Months Ended
Dec. 31, 2012
Equity Accounted Investments
23.	Equity Accounted Investments

The Company has a 33% ownership interest in four newbuilding 160,400-cubic meter LNG carriers (or the Angola LNG Carriers). The Angola LNG Carriers are chartered at fixed rates to the Angola LNG Project (see Note 16b). The Wah Kwong Joint Venture is a joint venture arrangement between Teekay Tankers and Wah Kwong whereby Teekay Tankers holds a 50% interest (see Note 16b). The RasGas 3 Joint Venture is a joint venture arrangement between Teekay LNG and QGTC 3 whereby Teekay LNG holds a 40% interest. The RasGas 3 Joint Venture owns four LNG carriers and related long-term fixed-rate time-charters to service the expansion of a LNG project in Qatar.

In February 2012, the Teekay LNG-Marubeni Joint Venture acquired a 100% interest in the six LNG Carriers from Denmark-based A.P. Moller-Maersk A/S for approximately $1.3 billion. Teekay LNG and Marubeni Corporation (or Marubeni) have 52% and 48% economic interests, respectively, but share control of Teekay LNG-Marubeni Joint Venture. Since control of the Teekay LNG-Marubeni Joint Venture is shared jointly between Marubeni and Teekay LNG, Teekay LNG accounts for its investment in the Teekay LNG-Marubeni Joint Venture using the equity method (see note 3b).

In November 2011, Teekay acquired a 40% interest in a recapitalized Sevan for approximately $25 million (see Note 3a). Sevan owns (i) two partially-completed hulls (#4 and #5) available for upgrade to FPSOs or other offshore projects; (ii) a licensing agreement with ENI SpA; (iii) an engineering and offshore project development business; and (iv) intellectual property rights, including offshore unit design patents. As at November 30, 2011, the fair value of the Company’s interest in Sevan was determined to be $37.1 million. The difference between the fair value of the Company’s 40% interest in Sevan and the price paid has been recognized as a bargain purchase gain in the Company’s consolidated statements of loss. As of December 31, 2012, the aggregate value of the Company’s 43% interest (40% interest —December 31, 2011) in Sevan, based on the quoted market price of Sevan’s common stock on the Oslo Stock Exchange was $83.1 million ($29.4 million – December 31, 2011).

In November 2010, Teekay LNG acquired a 50% interest in companies that own two LNG carriers (collectively, the Exmar Joint Venture) from Exmar NV for a total equity purchase price of approximately $72.5 million (net of assumed debt). Teekay LNG financed $37.3 million of the purchase price by issuing to Exmar NV approximately 1.1 million new common units with the balance financed by drawing on one of Teekay LNG’s revolving credit facilities. As part of the transaction, Teekay LNG agreed to guarantee its 50% share of the $206 million of debt secured by the Exmar Joint Venture. Exmar NV retains a 50% ownership interest in the Exmar Joint Venture. The two vessels acquired are the 2002-built Excalibur, a conventional LNG carrier, and the 2005-built Excelsior, a specialized gas carrier which can both transport and regasify LNG onboard. Both vessels are on long-term, fixed-rate charter contracts to Excelerate Energy LP for firm periods until 2022 and 2025, respectively.

A condensed summary of the Company’s investments in and advances to equity accounted investments are as follows (in thousands of dollars, except percentages):

		As at December 31,
Investments in Equity Accounted Investments	Ownership Percentage	2012 $	2011 $
Malt Joint Venture (note 3b)	52%	183,724	—
RasGas 3 Joint Venture	40%	107,386	97,423
Exmar Joint Venture	50%	82,737	81,242
Angola Joint Venture	33%	28,699	16,063
Sevan Marine Equity Investment (note 3a)	43%	39,223	34,898
Tiro and Sidon Joint Venture	50%	30,024	—
Other	40% to 50%	8,250	10,911

Total		480,043	240,537

		As at December 31,
Loans to Equity Accounted Investees	Ownership Percentage	2012	2011
Sevan Marine Equity Investment	43%	133,000	50,000
Tiro and Sidon Joint Venture	50%	18,121	—
Other	40% to 50%	55,782	35,248
Total		206,903	85,248

A condensed summary of the Company’s financial information for equity accounted investments (33% to 52% owned) shown on a 100% basis are as follows:

	As at December 31,
	2012 (1)(2)	2011 (2)
Cash and restricted cash	229,963	184,296
Other assets- current	125,152	105,925
Vessels and equipment	2,114,435	462,335
Net investment in direct financing leases	1,938,011	1,728,902
Other assets—non-current	228,887	188,384
Current portion of long-term debt (3)	1,106,706	106,584
Other liabilities—current	193,785	138,945
Long-term debt	1,911,419	1,567,215
Other liabilities—non-current	469,220	395,750

	Year ended December 31,
	2012 (1)(2)	2011 (2)	2010 (4)
Revenues	659,030	303,607	232,516
Income from vessel operations	241,702	118,408	91,290
Realized and unrealized loss on derivative instruments	(56,307)	(127,230)	(95,750)
Net income (loss)	120,395	(48,996)	(44,794)

(1)	The results included for the Teekay LNG-Marubeni Joint Venture are from the date of acquisition of the MALT LNG Carriers which were acquired on February 28, 2012.
(2)	The results included for the Angola Joint Venture are from the time the vessels were delivered in August, September, October 2011 and January 2012, respectively.
(3)	The Teekay LNG-Marubeni Joint Venture expects to refinance its existing debt facility maturing in August 2013 with two long-term project facilities and a medium-term facility, secured by all of the vessels under the joint venture as well as through several guarantees from the joint venture partners based on their relative share holdings.
(4)	The results included for the Excalibur and Excelsior Joint Ventures are from November 4, 2010.

For the year ended December 31, 2012, the Company recorded equity income (loss) of $79.2 million (2011 – $(35.3) million and 2010—$(11.3) million). The income or loss was primarily comprised of the Company’s share of net (loss) income from the Teekay LNG-Marubeni Joint Venture, Angola LNG Project, the RasGas 3 Joint Venture, Sevan, and from the Exmar Joint Venture. For the year ended December 31, 2012, $5.3 million of the equity gain related to the Company’s share of unrealized gain (loss) on interest rate swaps associated with these projects (2011 – $(35.2) million and 2010—$(26.3) million).